                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:         811-21492

Exact name of registrant as specified
in charter:                                 Reserve Short-Term Investment Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    December 31

Date of reporting period:                   June 30, 2005

ITEM 1.   SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE FUNDS(R) LOGO]

SEMI-ANNUAL REPORT

RESERVE YIELD PLUS FUND

OF RESERVE SHORT-TERM INVESTMENT TRUST

JUNE 30, 2005

                             RESERVE YIELD PLUS FUND

               STATEMENT OF NET ASSETS--JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                    VALUE
    AMOUNT        NEGOTIABLE BANK CERTFICATES OF DEPOSIT--1.0%                                 (NOTE 1)
---------------   --------------------------------------------                             ---------------
                  DOMESTIC--0.2%
$       100,000   HSBC Bank USA                                                            $        99,989
                                                                                           ---------------
                  YANKEES--0.8%
        100,000   Credit Suisse First Boston, 3.19%, 8/9/05                                        100,000
        100,000   Societe Generale, 3.19%, 8/9/05                                                  100,000
        100,000   Standard Chartered, 3.19%, 8/9/05                                                100,000
        100,000   Union Bank of Switzerland, 3.19%, 8/9/05                                         100,000
        100,000   Svenska Handelbanken, 3.19% 8/9/05                                               100,000
                                                                                           ---------------
                                                                                                   500,000
                                                                                           ---------------
                  Total Negotiable Bank Certificates of Deposit (Cost $599,989)                    599,989
                                                                                           ---------------
                  EURO TIME DEPOSITS--24.0%
      2,800,000   Barclay Bank, 3.00%, 7/1/05                                                    2,800,000
      2,800,000   Citibank, 3.25%, 7/1/05                                                        2,800,000
      2,900,000   Deutsche Bank, 3.38%, 7/1/05                                                   2,900,000
      2,800,000   Fortis Bank, 3.30%, 7/1/05                                                     2,800,000
      2,800,000   Wachovia Bank NA Winston, 3.30%, 7/1/05                                        2,800,000
                                                                                           ---------------
                  Total Euro Time Deposits (Cost $14,100,000)                                   14,100,000
                                                                                           ---------------
                  REPURCHASE AGREEMENTS--74.9%
     44,000,000   Deutsche Bank Securities Inc., 3.45%, dated 6/30/05,
                  due 7/1/05, repurchase proceeds at maturity $44,004,217
                  (collateralized by GNRM 5.50% due 5/20/33 valued at
                  $12,322,476, FGRM 5.00% due 2/15/34 valued at $12,645,424,
                  FNRA 6.41% due 3/25/35 valued at $12,193,175, GNRM 5.584%
                  due 5/16/31 value at $8,126,341) (Cost $44,000,000)                           44,000,000
                                                                                           ---------------

                  TOTAL INVESTMENTS (COST $58,699,989)                             99.9%        58,699,989
                  OTHER ASSETS, LESS LIABILITIES                                    0.1             49,654
                                                                                  -----    ---------------

                  NET ASSETS                                                      100.0%   $    58,749,643
                                                                                  =====    ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                  EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.0001 PAR
                  VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                  CLASS:
                  CLASS TT ($25,828 / 25,828 SHARES)                                       $          1.00
                                                                                           ===============

                  CLASS 25 ($58,723,815 / 58,723,815 SHARES)                               $          1.00
                                                                                           ===============

FGRM -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates FNRA -- FNMA REMIC
GNRM -- GNMA Pass-Through Floating Rate Securities

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
         FOR THE PERIOD FROM JUNE 8, 2005* TO JUNE 30, 2005 (UNAUDITED)

INTEREST INCOME (Note 1)                                                                      $     23,821
                                                                                              ------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class TT                                                                                             1
    Class 25                                                                                         1,825
                                                                                              ------------
    Total expenses before waiver                                                                     1,826
    Less: expenses waived (Note 2)                                                                  (1,826)
                                                                                              ------------
    Net Expenses                                                                                        --
                                                                                              ------------
  NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations   $     23,821
                                                                                              ============

----------
* The Fund commenced operation on June 8, 2005.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                             FOR THE PERIOD
                                                                                                  FROM
                                                                                            JUNE 8, 2005* TO
                                                                                              JUNE 30, 2005
                                                                                            ----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                                                                       $     23,821
                                                                                              ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 1):
  Class TT                                                                                              (5)
  Class 25                                                                                         (23,816)
                                                                                              ------------
  Total dividends to shareholders                                                                  (23,821)
                                                                                              ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                                                                 106,725,820
  Dividends reinvested                                                                              23,821
  Cost of shares redeemed                                                                      (48,099,998)
                                                                                              ------------
                                                                                                58,649,643
                                                                                              ------------
  Net increase in net assets                                                                    58,649,643

NET ASSETS:
  Beginning of period                                                                              100,000
                                                                                              ------------
  End of period                                                                               $ 58,749,643
                                                                                              ============

----------
* The Fund commenced operation on June 8, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Reserve Yield Plus Fund (the "Fund"), a series of the Reserve Short-Term Investment Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. While the Fund is not a money market fund, it seeks to maintain a stable $1.00 share price. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Fund's authorized shares of beneficial interest, having a $0.0001 par value, are unlimited. The Fund currently offers the following classes of shares: Class 8, Class 10, Class 12, Class 13, Class 15, Class 20, Class 25, Class 35, Class 45, Class TT, Class 85, Class S and Class R. Only Class TT and Class 25 had outstanding share balances on June 30, 2005.

     B. For securities whose maturity is greater than 60 days, the Fund's investments are valued based on market quotations provided by an independent pricing service. If market quotations are not readily available for particular securities or if events which are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Fund's calculation of net asset value at 5:00 p.m. Eastern Time, those securities will be valued at their fair value. The Fund may use pricing services to determine the fair value price of securities in those situations. If such third party pricing information is unavailable, a "fair value" price will be determined by Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, in good faith under the supervision of the Board of Trustees ("Trustees"). A security's "fair value" price may differ from the price next available from independent providers. For securities whose maturity is 60 days or less, the Fund will use the amortized cost method of valuation. The amortized cost method does not take into account unrealized gains or losses. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

     E. Dividends from net investment income and unrealized net short-term capital gains are declared daily and paid monthly by the Fund. The Fund's realized net long-term capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     F. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trustees. RMCI follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodians hold the securities that are subject to repurchase agreements.

     G. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Trustees. RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily and paid periodically. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation for the Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including but not limited to, federal and state registration fees and cost of shareholder meetings, including proxy solicitations, payments under the Distribution Plans, if applicable (as defined below), and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

     CLASS 8 CLASS 10 CLASS 12 CLASS 13 CLASS 15 CLASS 20 CLASS 25 CLASS 35 CLASS 45 CLASS TT CLASS 85 CLASS S CLASS R
     ------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ------- -------
      0.08%    0.10%    0.12%    0.13%    0.15%    0.20%    0.25%    0.35%    0.45%    0.70%    0.80%   0.80%   0.80%

     During the period ended June 30, 2005, RMCI voluntarily waived all of its comprehensive management fees of $1,826 for the Fund. Certain Trustees and Officers of the Fund are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:

     The Fund has adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class 85, Class R and Class S Shares. The rate of distribution expenses is 0.05%, 0.30% and 0.20%, respectively, per year of each such Classes' average daily net assets. The Distribution Plans requires RMCI to pay at least an equivalent amount from its own resources. No distribution fees were incurred during the period ended June 30, 2005.

(3)  COMPOSITION OF NET ASSETS:

     At June 30, 2005, the composition of the Fund's net assets was as follows:

                                                                         RESERVE YIELD PLUS
                                                                                FUND
                                                                         ------------------
     Par Value                                                           $            5,875
     Additional Paid-in-Capital                                                  58,743,768
                                                                         ------------------
     Net Assets                                                          $       58,749,643
                                                                         ==================

     The tax basis of the Fund's net assets is the same as the basis for financial reporting at June 30, 2005.

(4)  CAPITAL SHARE TRANSACTIONS:

     For the period ended June 30, 2005, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

                                  FOR THE PERIOD FROM JUNE 8* THROUGH JUNE 30, 2005
                    -----------------------------------------------------------------------------
                    CLASS TT     CLASS 25    CLASS 8    CLASS 10   CLASS 12   CLASS 13   CLASS 15
                    --------   -----------   --------   --------   --------   --------   --------
     Sold             25,822   106,699,998         --         --         --         --         --
     Reinvested            5        23,816         --         --         --         --         --
     Redeemed              0   (48,000,000)        (1)        (1)        (1)        (1)   (99,988)
                    --------   -----------   --------   --------   --------   --------   --------
     Net Increase
       (Decrease)     25,827    58,723,814         (1)        (1)        (1)        (1)   (99,988)
                    ========   ===========   ========   ========   ========   ========   ========

                                 CLASS 20    CLASS 35   CLASS 45   CLASS 85   CLASS R    CLASS S
                               -----------   --------   --------   --------   --------   --------
     Sold                               --         --         --         --         --         --
     Reinvested                         --         --         --         --         --         --
     Redeemed                           (1)        (1)        (1)        (1)        (1)        (1)
                               -----------   --------   --------   --------   --------   --------
     Net Increase
       (Decrease)                       (1)        (1)        (1)        (1)        (1)        (1)
                               ===========   ========   ========   ========   ========   ========

----------
* The Fund commenced operation on June 8, 2005.

(5)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of the Fund for the period as indicated:

                                                                             FOR THE PERIOD FROM JUNE 8, 2005*
                                                                                   THROUGH JUNE 30, 2005
                                                                             ---------------------------------
                                                                                 CLASS TT            CLASS 25
                                                                             ---------------        ----------
     RESERVE YIELD PLUS FUND

     Net asset value at beginning of period                                  $        1.0000        $   1.0000
                                                                             ---------------        ----------
     Net investment income from operations                                            0.0020            0.0020
     Dividends from net investment income                                            (0.0020)          (0.0020)
                                                                             ---------------        ----------
     Net asset value at end of period                                        $        1.0000        $   1.0000
                                                                             ===============        ==========
     Total Return                                                                       0.20%             0.20%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)                                    $            26        $   58,724
     Ratio of expenses to average net assets                                            0.70%(a)          0.25%(a)
     Ratio of net investment income to average net assets                               3.37%(a)          3.26%(a)
     Ratio of expenses to average net assets net of fee waivers                         0.00%(a)          0.00%(a)
     Ratio of net investment income to average net assets net of fee waivers            4.07%(a)          3.51%(a)

----------
(a)  Annualized.
*    The Fund commenced operation on June 8, 2005.

                                 EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, as applicable, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 8, 2005 and held for the entire period ending June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                                  JUNE 08, 2005            JUNE 30, 2005       EXPENSES PAID DURING PERIOD*
                                             -----------------------   --------------------    ----------------------------
YIELD PLUS FUND CLASS TT
Actual                                            $   1,000.00             $  1,000.13                  $  0.00
Hypothetical                                      $   1,000.00             $  1,003.15                  $  0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 23/365 (to reflect the period from June 8, 2005 (commencement of operations) to June 30, 2005).

YIELD PLUS FUND CLASS 25
Actual                                            $   1,000.00             $  1,000.13                  $  0.00
Hypothetical                                      $   1,000.00             $  1,003.15                  $  0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 23/365 (to reflect the period from June 8, 2005 (commencement of operations) to June 30, 2005).

                         INVESTMENT MANAGEMENT AGREEMENT

The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (the "Management Agreement"), which provides for a comprehensive management fee structure. Under the Management Agreement, RMCI manages the Fund's investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Investment Management Agreements with the Fund, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee (0.08% of each Class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including but not limited to, federal and state registration fees, costs of shareholder meetings, including proxy solicitations, the compensation of the Chief Compliance Officer and related expenses, payments pursuant to the Trust's distribution plan and the fees and expenses of the Independent Trustees, for which the Fund pays its direct or allocated share. The Management Fee is paid on the average daily net assets of the Fund according to the following schedule:

     CLASS 8 CLASS 10 CLASS 12 CLASS 13 CLASS 15 CLASS 20 CCLASS 25 CLASS 35 CLASS 45 CLASS TT CLASS 85 CLASS S CLASS R
     ------- -------- -------- -------- -------- -------- --------- -------- -------- -------- -------- ------- -------
      0.08%    0.10%    0.12%    0.13%    0.15%    0.20%    0.25%     0.35%    0.45%    0.70%    0.80%    0.80%  0.80%

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and other payments to Intermediaries.

APPROVAL OF THE MANAGEMENT AGREEMENT

In approving the Management Agreement, the Board, including the Independent Trustees, considered the following factors: (1) the nature, extent, and quality of the services to be provided by RMCI; (2) the investment performance of RMCI;
(3) the costs of the services to be provided and profits expected to be realized by RMCI and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board received and considered information regarding the nature, extent and quality of the advisory and other services expected to be provided to the Fund by RMCI under the Management Agreement. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities the Fund would invest in. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other registered investment companies advised by RMCI for comparable services. As the Fund had not yet commenced operations, the Board discussed and considered the investment performance of other funds advised by RMCI.

The Board received, analyzed and considered a profitability analysis of RMCI based on the fees payable under the Management Agreement, including any fee waivers or fee caps, and the costs expected to be incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Board noted that, as the comprehensive management fee proposed to be paid by the Fund was currently structured, fee levels did not reflect any economies of scale that potentially could be realized.

The Board reviewed and considered the advisory fee portion of the comprehensive management fee (i.e., an annual rate of 0.08% of the Fund's average daily net assets (the "Advisory Portion")) to be paid to RMCI in light of the extent and quality of the advisory services to be provided. Additionally, the Board received and considered information comparing the Advisory Portion with the advisory fee charged by other advisers to funds with investment mandates similar to the Fund.

                                   CONCLUSIONS

In selecting RMCI and approving the Management Agreement and the investment advisory fee under such agreement, the Board concluded that:

     - the Board was satisfied with the nature, extent and high quality of the investment advisory services expected to be provided to the Fund by RMCI, recognizing the premier services and performance RMCI historically has provided to money market funds in the Reserve family of funds when compared to competitors.

     - RMCI's profitability based on proposed fees payable under the Management Agreement was reasonable in light of the nature, extent and quality of the services to be provided to the Fund thereunder, given that the size of the Fund, and hence RMCI's profitability, was largely speculative at the time of the Board's consideration.

     - in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that RMCI and its affiliates may receive were considered reasonable.

     - when the Advisory Portion was compared to other RMCI-advised money market funds and to other short-duration bond funds advised by other managers, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement with respect to the Fund.

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2005 is available without charge upon request on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

[THE RESERVE FUNDS(R) LOGO]


1250 Broadway, New York, NY 10001-3701
(212) 401-5500


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
800-637-1700 - www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RYP/SEMI-ANNUAL 08/05

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certification of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit
99.906 CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Short-Term Investment Trust

Date: September 8, 2005

By:     /s/ Bruce R. Bent II
        --------------------
        Name: Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: September 8, 2005

By:     /s/ Arthur Bent III
        -------------------
        Name: Arthur Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 8, 2005

By:     /s/ Bruce R. Bent
        -----------------
        Name: Bruce R. Bent
        Title: Treasurer (Principal Financial Officer)